Derivatives and Hedging Activities (Tables)	3 Months Ended
Mar. 31, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments
The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
	Balance sheet location	March 31, 2026	December 31, 2025	March 31, 2026	December 31, 2025
		(U.S. $ in thousands)
Assets derivatives - Foreign exchange contracts, not designated as hedging instruments	Other current assets	$—	$15	$—	$5,680
Assets derivatives - Foreign exchange contracts, designated as cash flow hedge	Other current assets	1,850	454	87,107	55,880
Liability derivatives - Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(284)	(175)	95,346	99,514
Liability derivatives - Foreign exchange contracts, designated as cash flow hedge	Accrued expenses and other current liabilities	—	(235)	—	29,587
		$1,567	$59	$182,453	$190,661